PSF INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.7%
Common Stocks — 96.6%
Australia — 0.6%
Aristocrat Leisure Ltd.	19,669	$532,819
Austria — 0.4%
BAWAG Group AG, 144A*	7,372	373,109
Brazil — 2.3%
MercadoLibre, Inc.*(a)	1,271	1,511,829
NU Holdings Ltd. (Class A Stock)*(a)	62,584	483,148
		1,994,977
Canada — 1.7%
Canadian National Railway Co.	6,171	827,802
Shopify, Inc. (Class A Stock)*	285	192,648
Toronto-Dominion Bank (The)	5,696	451,935
		1,472,385
China — 1.6%
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	7,432	593,658
NXP Semiconductors NV	1,190	220,245
Shenzhou International Group Holdings Ltd.	20,800	274,308
Tencent Holdings Ltd.	6,400	298,631
		1,386,842
Denmark — 3.5%
Chr Hansen Holding A/S	3,776	278,515
Coloplast A/S (Class B Stock)	2,896	440,389
DSV A/S	1,523	293,485
Novo Nordisk A/S (Class B Stock)	14,541	1,614,407
Orsted A/S, 144A	2,455	308,782
		2,935,578
Finland — 0.9%
Neste OYJ	7,667	349,963
Nordea Bank Abp	37,025	382,107
		732,070
France — 13.9%
Air Liquide SA	1,321	231,031
Airbus SE*	7,644	924,238
Arkema SA	1,822	217,823
Dassault Systemes SE	25,634	1,260,131
Hermes International	582	823,864
Kering SA	1,089	688,494
L’Oreal SA	3,964	1,588,295
LVMH Moet Hennessy Louis Vuitton SE	2,768	1,972,788
Pernod Ricard SA	6,864	1,506,908
Remy Cointreau SA	2,288	470,851
Safran SA	5,597	658,915
Sartorius Stedim Biotech	914	375,087
Teleperformance	1,753	669,470
Vinci SA	4,217	431,985
		11,819,880
Germany — 4.6%
adidas AG	1,824	426,481
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Beiersdorf AG	4,491	$471,294
Brenntag SE	6,947	560,499
Deutsche Boerse AG	2,548	457,331
HelloFresh SE*	5,081	228,216
Infineon Technologies AG	17,532	596,759
Rational AG	456	313,706
SAP SE	622	69,127
SAP SE, ADR	4,113	456,378
Symrise AG	3,110	373,099
		3,952,890
Hong Kong — 3.1%
AIA Group Ltd.	93,200	973,037
Techtronic Industries Co. Ltd.	104,484	1,680,734
		2,653,771
India — 2.2%
HDFC Bank Ltd., ADR	8,726	535,166
Infosys Ltd., ADR	19,286	480,029
Reliance Industries Ltd., 144A, GDR	12,734	883,000
		1,898,195
Ireland — 4.4%
AerCap Holdings NV*	4,147	208,511
CRH PLC	14,031	562,948
ICON PLC*	3,919	953,179
Kerry Group PLC (Class A Stock)	4,354	487,565
Kingspan Group PLC	5,280	517,984
Ryanair Holdings PLC, ADR*	4,772	415,737
Smurfit Kappa Group PLC	13,442	596,739
		3,742,663
Italy — 2.6%
Amplifon SpA	8,471	377,127
Brunello Cucinelli SpA*	12,585	732,898
Ferrari NV	4,179	905,843
Nexi SpA, 144A*	17,157	197,789
		2,213,657
Japan — 8.8%
Asahi Intecc Co. Ltd.	6,400	125,532
Daikin Industries Ltd.	2,400	436,515
Disco Corp.	900	250,984
Fujitsu Ltd.	3,600	539,045
GMO Payment Gateway, Inc.	1,051	107,936
Hoya Corp.	4,100	462,869
Keyence Corp.	2,709	1,261,428
Koito Manufacturing Co. Ltd.	4,700	189,261
M3, Inc.	2,500	90,248
Menicon Co. Ltd.	16,535	395,467
MISUMI Group, Inc.	7,600	226,114
Nihon M&A Center Holdings, Inc.	10,600	148,621
Nitori Holdings Co. Ltd.	2,000	250,783
Olympus Corp.	15,500	295,130
Otsuka Corp.	8,400	297,737
SCSK Corp.	21,900	374,931
Shiseido Co. Ltd.	4,000	202,298
A1

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
SMC Corp.	400	$223,767
Sony Group Corp.	7,700	792,840
TechnoPro Holdings, Inc.	11,200	303,046
Terumo Corp.	16,900	512,967
		7,487,519
Luxembourg — 0.5%
Eurofins Scientific SE	4,307	425,947
Netherlands — 6.4%
Adyen NV, 144A*	767	1,519,149
Argenx SE, ADR*	1,995	629,044
ASML Holding NV	3,059	2,048,962
Heineken NV	6,067	577,850
Koninklijke DSM NV	1,328	237,846
Koninklijke Philips NV	14,470	441,527
		5,454,378
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	10,719	180,219
Norway — 0.4%
TOMRA Systems ASA	6,097	310,672
Singapore — 0.6%
DBS Group Holdings Ltd.	18,864	495,296
Spain — 0.8%
Amadeus IT Group SA*	10,005	652,434
Sweden — 2.9%
Atlas Copco AB (Class A Stock)	10,057	521,944
Autoliv, Inc.	5,775	441,441
EQT AB	6,018	236,522
Hexagon AB (Class B Stock)	49,622	697,859
Indutrade AB	11,064	278,282
Nibe Industrier AB (Class B Stock)	23,962	266,011
		2,442,059
Switzerland — 12.8%
Alcon, Inc.	8,484	672,038
Cie Financiere Richemont SA (Class A Stock)	4,987	629,309
Givaudan SA	124	511,656
Julius Baer Group Ltd.	5,832	337,622
Lonza Group AG	2,822	2,043,011
Novartis AG	10,553	924,792
Partners Group Holding AG	439	544,350
Roche Holding AG	2,714	1,073,930
SGS SA	112	310,769
SIG Combibloc Group AG*	15,037	379,387
Sika AG	1,433	473,871
Sonova Holding AG	2,231	928,270
Straumann Holding AG	977	1,559,892
UBS Group AG	23,655	461,982
		10,850,879
Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	782,970
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,571	$997,872
		1,780,842
United Kingdom — 14.2%
Ashtead Group PLC	19,354	1,223,313
AstraZeneca PLC	3,816	504,810
Bunzl PLC	22,252	868,525
Compass Group PLC	39,713	854,781
DCC PLC	8,037	627,015
Diageo PLC	12,351	625,319
Experian PLC	15,190	589,077
Fevertree Drinks PLC	10,235	238,893
Halma PLC	8,675	284,540
Linde PLC	1,139	363,831
Lloyds Banking Group PLC	691,496	424,213
London Stock Exchange Group PLC	13,795	1,447,602
Petershill Partners PLC, 144A*	107,935	355,482
Prudential PLC	28,023	414,482
RELX PLC	23,842	748,236
Rentokil Initial PLC	66,648	462,343
Segro PLC, REIT	25,506	450,968
Smith & Nephew PLC	23,022	365,892
Spirax-Sarco Engineering PLC	2,090	343,011
St. James’s Place PLC	7,816	147,967
Travis Perkins PLC	15,460	250,123
Unilever PLC	3,387	153,533
Weir Group PLC (The)	14,426	308,494
		12,052,450
United States — 4.8%
Aon PLC (Class A Stock)	1,666	542,500
Atlassian Corp. PLC (Class A Stock)*	2,344	688,738
Ferguson PLC	3,468	468,254
Globant SA*	3,545	929,038
Lululemon Athletica, Inc.*	1,062	387,874
QIAGEN NV*	13,297	651,553
Schneider Electric SE	2,717	456,186
		4,124,143
Uruguay — 0.3%
Dlocal Ltd.*(a)	8,867	277,182

Total Common Stocks (cost $59,515,523)		82,242,856
Preferred Stock — 1.1%
Germany
Sartorius AG (PRFC)	1,989	879,489
(cost $147,600)

Total Long-Term Investments (cost $59,663,123)		83,122,345
Short-Term Investments — 3.6%
Affiliated Mutual Funds — 2.7%
PGIM Core Ultra Short Bond Fund(wa)	1,305,202	1,305,202

A2

PSF INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $1,009,679; includes $1,009,352 of cash collateral for securities on loan)(b)(wa)	1,011,074	$1,010,164

Total Affiliated Mutual Funds (cost $2,314,881)		2,315,366
Unaffiliated Fund — 0.9%
BlackRock Liquidity FedFund (Institutional Shares)	787,803	787,803
(cost $787,803)

Total Short-Term Investments (cost $3,102,684)		3,103,169

TOTAL INVESTMENTS—101.3% (cost $62,765,807)		86,225,514

Liabilities in excess of other assets — (1.3)%		(1,105,227)

Net Assets — 100.0%		$85,120,287

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $954,378; cash collateral of $1,009,352 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3